Employee Cost - Summary of Change in Defined Benefit Obligations for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Pension benefits [Member]
Change in defined benefit obligations :
Beginning of the year		₨ (2,645.5)
Current service cost	$ 13.0	1,065.6	₨ 904.7	₨ 901.2
Interest cost	1.4	114.3	52.5	77.1
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	(0.3)	(22.4)	68.1	(24.6)
Actuarial (gains) / losses arising from changes in financial assumptions	2.0	165.7	217.3	(0.6)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	4.8	395.9	735.0	(129.8)
End of the year	(27.8)	(2,281.5)	(2,645.5)
Pension benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	189.0	15,521.7	13,374.1
Current service cost	13.0	1,065.6	904.7
Interest cost	13.0	1,070.3	883.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	(0.3)	(22.4)	68.1
Actuarial (gains) / losses arising from changes in financial assumptions	2.0	165.7	217.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	4.8	395.9	735.0
Benefits paid from plan assets	(9.5)	(777.7)	(839.3)
Benefits paid directly by employer	(1.4)	(116.2)	(109.0)
Past service cost plan amendment	0.0	0.0	324.9
Acquisition/(Divestment)	0.7	59.5	(37.8)
End of the year	211.3	17,362.4	15,521.7	13,374.1
Post retirement medical benefits [Member]
Change in defined benefit obligations :
Beginning of the year		(2,831.2)
Current service cost	1.8	144.4	82.1	78.7
Interest cost	2.3	192.5	115.7	108.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	0.1	4.3	69.5	0.0
Actuarial (gains) / losses arising from changes in financial assumptions	1.9	156.3	320.0	57.9
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	2.5	206.9	329.3	2.8
End of the year	(46.4)	(3,813.6)	(2,831.2)
Post retirement medical benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	34.4	2,831.2	1,844.9
Current service cost	1.8	144.4	82.1
Interest cost	2.3	192.5	115.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	0.1	4.3	69.5
Actuarial (gains) / losses arising from changes in financial assumptions	1.9	156.3	320.0
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	2.5	206.9	329.3
Benefits paid from plan assets	0.0	0.0
Benefits paid directly by employer	(1.9)	(153.9)	(172.4)
Past service cost plan amendment	5.3	431.9	244.6
Acquisition/(Divestment)	0.0	0.0	(2.5)
End of the year	$ 46.4	₨ 3,813.6	₨ 2,831.2	₨ 1,844.9